PROPERTY AND EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	$ 1,377,129
Balance at the end of the year	2,914,459	$ 1,377,129
Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	1,492,389	45,949
Additions	2,021,850	1,446,440
Balance at the end of the year	3,514,239	1,492,389
Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	1,377,129
Balance at the end of the year	2,914,459	1,377,129
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(115,260)	(16,800)
Depreciation	484,520	98,460
Balance at the end of the year	(599,780)	(115,260)
Property & Buildings | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	836,009
Additions	1,291,476	836,009
Balance at the end of the year	2,127,485	836,009
Property & Buildings | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	829,011
Balance at the end of the year	2,073,831	829,011
Property & Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(6,998)
Depreciation	46,656	6,998
Balance at the end of the year	(53,654)	(6,998)
Computer Equipment | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	15,860
Additions	16,532	15,860
Balance at the end of the year	32,392	15,860
Computer Equipment | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	11,770
Balance at the end of the year	15,285	11,770
Computer Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(4,090)
Depreciation	13,017	4,090
Balance at the end of the year	(17,107)	(4,090)
Geological Equipment. | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	336,020
Additions	487,102	336,020
Balance at the end of the year	823,122	336,020
Geological Equipment. | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	290,546
Balance at the end of the year	489,648	290,546
Geological Equipment. | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(45,474)
Depreciation	288,000	45,474
Balance at the end of the year	(333,474)	(45,474)
Vehicles | Cost
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	304,500	45,949
Additions	226,740	258,551
Balance at the end of the year	531,240	304,500
Vehicles | Carrying Amount
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	245,802
Balance at the end of the year	335,695	245,802
Vehicles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment
Balance at the beginning of the year	(58,698)	(16,800)
Depreciation	136,847	41,898
Balance at the end of the year	$ (195,545)	$ (58,698)